Lease Obligations - Summary of Lease Obligations (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Lease Obligations [Line Items]
Operating lease commitment at December 31, 2018		$ 1,144
Acquisitions (note 5a)		47,007
Payments on lease obligations	$ (34)	(791)	$ (109)
Lease obligations recognized at January 1, 2019	1,144
Current portion	44	722
Long-term	170	16,227
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Operating lease commitment at December 31, 2018	141	214
Adoption of IFRS 16		1,119
Acquisitions (note 5a)		15,179
Liabilities incurred	107	674
Payments on lease obligations	(34)	(778)
Liabilities disposed of		(468)
Interest expense		444
Foreign currency translation		565
Lease obligations recognized at January 1, 2019	214	16,949	$ 141
Current portion	44	722
Long-term	$ 170	$ 16,227